29. FINANCIAL INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest on assets	[1]	R$ 1,048,527	R$ 596,374	R$ 302,494
Exchange rate variation on net assets of foreign subsidiaries		215,822	330,523	213,460
Exchange rate variation on other assets		194,634	404,579	0
Interest on cash and cash equivalents		140,530	159,316	267,781
Interests on financial assets classified as:
Interests on financial assets classified as amortized cost		93,433	98,649	61,661
Interests on financial assets classified as fair value throught profit and loss		21,065	14,544	19,825
Interests on financial assets classified as fair value throught other comprehensive income		631	651	8,209
Exchange rate variation on marketable securities		27,857	44,996	0
Impairment on marketable securities		5,153	0	0
Exchange rate variation on other liabilities		0	0	388,117
Tax amnesty program ("PERT")		0	0	302,144
Financial income		1,747,652	1,649,632	1,563,691
Financial expenses
Interest on loans and financing	[2]	(1,516,706)	(1,335,061)	(1,410,175)
Interest on liabilities	[3]	(1,015,872)	(220,349)	(520,089)
Exchange rate variation on loans and financing		(320,852)	(1,265,861)	(190,352)
Adjustment to present value		(305,239)	(277,371)	(283,280)
Loss on derivative transactions, net		(173,351)	(212,672)	(117,238)
Loss on grains price variation		(14,854)	(112,841)	(22,337)
Exchange rate variation on other liabilities		(2,122)	(169,538)	0
Impairment on marketable securities		0	(7,557)	0
Exchange rate variation on other assets		0	0	(593,534)
Exchange rate variation on marketable securities		0	0	(94,612)
Others		(264,055)	(289,856)	(213,832)
Financial expenses		(3,613,051)	(3,891,106)	(3,445,449)
Financial income (expenses)		R$ (1,865,399)	R$ (2,241,474)	R$ (1,881,758)

[1]	Includes the financial effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base (note 9).
[2]	Includes the premium paid effects of bonds repurchases and write-off of deferred costs (note 16.2).
[3]	Includes the financial effects of the tax contingency on ICMS credit in the basic food basket products (note 22).